ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other liabilities

Accrued expenses and other current liabilities consist of the following:

	As of	As of
	December 31,	December 31,
	2021	2022
	US$	US$

Advance from end users*	5,237	384
Deposit from customers**	3,965	1,302
Business tax and other taxes payable	255	228
Professional fees and services payable	4,033	1,762
Promotional events payables	394	370
Decoration payables	—	670
Contingent consideration	1,247	—
Others	3,607	439

	18,738	5,155

*     Advance from end users represents payments received by the Group in advance from the end users prior to the services to be provided.

**   Deposit from customers represents payments received by the Group in advance from customers in the data center business.